UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	William A. Lowell
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-6476
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	William A. Lowell
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
William A. Lowell	Boston, Massachusetts    	June 30, 2009
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
State Street Corp	28-00399
Fleet Boston Financial Corp	28-00452
Loomis Sayles	28-04099
Loring, Wolcott & Coolidge Fiduciary Advisors	28-04578
Welch & Forbes	28-03907
John M. Cornish	28-5362
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
Choate Investment Advisors	28-12523
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	43
Form 13F Information Table Value Total:   	$  22,980

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
04   28-5362  	John M. Cornish

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Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          8/10/2009
MANAGER William A. Lowell                                         AS OF 6/30/2009
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Abbott Labs                         Common Stock    002824100      480    10200 SH OTHER                       10200
Analog Devices Inc                  Common Stock    032654105      557    22480 SH OTHER                       22480
Automatic Data Processing           Common Stock    053015103       53     1500 SH SOLE                         1500
Automatic Data Processing           Common Stock    053015103      323     9100 SH OTHER                        9100
Chevron Corporation                 Common Stock    166764100      550     8302 SH OTHER                        8302
Chevron Corporation                 Common Stock    166764100       53      800 SH OTHER      01,02,04           800
Exxon Mobil Corp                    Common Stock    30231G102       93     1325 SH SOLE                         1325
Exxon Mobil Corp                    Common Stock    30231G102     1621    23185 SH OTHER                       23185
Exxon Mobil Corp                    Common Stock    30231G102       56      800 SH OTHER      01,02,04           800
General Elec Co                     Common Stock    369604103       35     3000 SH SOLE                         3000
General Elec Co                     Common Stock    369604103      827    70600 SH OTHER                       70600
General Elec Co                     Common Stock    369604103       27     2300 SH OTHER      01,02,04          2300
I Shares Canada Index Fund          Exchange Traded 464286509      251    11740 SH OTHER                       11740
I Shares Canada Index Fund          Exchange Traded 464286509      140     6550 SH OTHER      01,02,04          6550
Ishares Trust MSCI Emerging Mrkts   Exchange Traded 464287234     1721    53400 SH OTHER                       53400
Ishares Trust MSCI Emerging Mrkts   Exchange Traded 464287234      322    10000 SH OTHER      01,02,04         10000
IShares Trust MSCI EAFE Index Fund  Exchange Traded 464287465      481    10500 SH OTHER                       10500
S&P Small Cap 600 Fund              Exchange Traded 464287804      892    20080 SH OTHER                       20080
S&P Small Cap 600 Fund              Exchange Traded 464287804      223     5025 SH OTHER      01,02,04          5025
Johnson & Johnson                   Common Stock    478160104     1038    18267 SH OTHER                       18267
Johnson & Johnson                   Common Stock    478160104       11      200 SH OTHER      01,02,04           200
Microsoft Corp                      Common Stock    594918104       59     2500 SH SOLE                         2500
Microsoft Corp                      Common Stock    594918104     1003    42205 SH OTHER                       42205
Microsoft Corp                      Common Stock    594918104        7      300 SH OTHER      01,02,04           300
Midcap Spdr                         Exchange Traded 595635103     1606    15270 SH OTHER                       15270
Midcap Spdr                         Exchange Traded 595635103      346     3285 SH OTHER      01,02,04          3285
Morgan Stanley Frontier Emerging Mk Alternative     61757P101      426    39040 SH OTHER                       39040
Morgan Stanley Frontier Emerging Mk Alternative     61757P101      158    14500 SH OTHER      01,02,04         14500
Pepsico Inc                         Common Stock    713448108       43      790 SH SOLE                          790
Pepsico Inc                         Common Stock    713448108      346     6295 SH OTHER                        6295
Pepsico Inc                         Common Stock    713448108       14      250 SH OTHER      01,02,04           250
Procter & Gamble Co                 Common Stock    742718109       60     1175 SH SOLE                         1175
Procter & Gamble Co                 Common Stock    742718109      633    12390 SH OTHER                       12390
Procter & Gamble Co                 Common Stock    742718109       69     1350 SH OTHER      01,02,04          1350
S & P 500 Dep Sh Receipt Unit Ser 1 Exchange Traded 78462F103     2745    29850 SH OTHER                       29850
S & P 500 Dep Sh Receipt Unit Ser 1 Exchange Traded 78462F103     2745    29850 SH OTHER      01,02,04         29850
Spdr Index Shs Fds                  Alternative     78463X863      536    18640 SH OTHER                       18640
Spdr Index Shs Fds                  Alternative     78463X863      125     4350 SH OTHER      01,02,04          4350
Spdr Ser Tr                         Alternative     78464A516     1109    20295 SH OTHER                       20295
Spdr Ser Tr                         Alternative     78464A516      328     6000 SH OTHER      01,02,04          6000
TJX Cos Inc New                     Common Stock    872540109      375    11915 SH OTHER                       11915
TJX Cos Inc New                     Common Stock    872540109       12      390 SH OTHER      01,02,04           390
Washington Tr Bancorp Inc           Common Stock    940610108      481    27000 SH OTHER                       27000

FINAL TOTALS FOR 43 RECORDS                                       22980
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